CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash generated from/(used in) operating activities	$ 497	$ 219,258	$ (268,599)
Investing activities
Purchases of property, plant and equipment	(17,933)	(32,612)	(36,664)
Refund of leasehold land deposit	1,278
Deposits in short-term investments	(1,848,808)	(1,627,875)	(1,202,013)
Proceeds from short-term investments	1,769,403	1,342,846	1,518,453
Dividend and proceeds received from divestment of Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")		29,495	16,488
Proceeds from divestment of other equity investee			324
Proceeds from divestment of subsidiaries		5,103
Cash disposed from divestment of subsidiaries		(8,093)
Net cash (used in)/generated from investing activities	(96,060)	(291,136)	296,588
Financing activities
Proceeds from issuances of ordinary shares	790	5,094	174
Purchases of treasury shares	(36,064)	(9,071)	(48,084)
Dividends paid to non-controlling shareholders of subsidiaries	(1,000)	(9,068)	(25,600)
Proceeds from bank borrowings	36,199	61,705	17,753
Repayment of bank borrowings	(30,592)		(26,923)
Payment of issuance costs			(83)
Net cash (used in)/generated from financing activities	(30,667)	48,660	(82,763)
Net decrease in cash and cash equivalents	(126,230)	(23,218)	(54,774)
Effect of exchange rate changes on cash and cash equivalents	(3,401)	(6,471)	(9,490)
Net (decrease)/increase in cash and cash equivalents, including effect of exchange rate changes	(129,631)	(29,689)	(64,264)
Cash and cash equivalents
Cash and cash equivalents at beginning of year	283,589	313,278	377,542
Cash and cash equivalents at end of year	153,958	283,589	313,278
Supplemental disclosure for cash flow information
Cash paid for interest	2,509	421	150
Cash paid for tax, net of refunds	3,587	3,728	18,891
Supplemental disclosure for non-cash activities
(Decrease)/increase in accrued capital expenditures	(7,540)	5,713	9,618
Vesting of treasury shares for LTIP	$ 42,127	$ 18,148	$ 12,034